INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
13.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited is subject to Hong Kong profit tax at a rate of 16.5% in 2009, 2010 and 2011. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2011. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Technology (Suzhou) Co., Ltd, as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Hanting Suzhou has entered into the first tax profitable year for the year ended December 31, 2011.

At December 31, 2009, the amount of gross unrecognized tax benefits was zero. At December 31, 2010 and 2011, RMB799 and RMB1,494 was accrued as a reduction of net income with a corresponding increase in the liability for uncertain tax positions, respectively. The group does not anticipate any significant increase to its liability for unrecognized tax benefits within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2006 through 2011 on non-transfer pricing matters, and from 2005 through 2011 on transfer pricing matters.

Tax expense (benefit) is comprised of the following:

	As of December 31,
	2009	2010	2011
Current Tax	10,033	48,034	60,530
Deferred Tax	7,957	9,228	(35,714)

Total	17,990	57,262	24,816

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	—	3%
Effect of different tax rate of group entities operating in other jurisdictions	1%	(2)%	(3)%
Effect of change in valuation allowance	(3)%	(1)%	9%
Effect of tax holiday	—	—	(17)%
Other	—	(1)%	—

Effective tax rate	26%	21%	17%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2009	2010	2011
Aggregate amount	—	—	24,156
Per share effect—basic	—	—	0.10
Per share effect—diluted	—	—	0.10

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2010 and 2011 are as follows:

	As of December 31,
	2010	2011
Deferred tax assets:
Net loss carryforward	22,387	59,340
Pre-opening expenses	891	768
Deferred revenue	18,014	25,997
Deferred rent	4,548	4,025
Unfavorable lease	765	685
Bad debt provision	194	361
Accrual for customer loyalty program	1,030	1,907
Accrued payroll	2,069	2,092
Share-based compensation	4,444	7,464
Valuation allowance	(8,247)	(21,552)

Total deferred tax assets	46,095	81,087

Deferred tax liabilities:
Favorable lease	9,461	10,526
Capitalized interest	2,476	2,151

Total deferred tax liabilities	11,937	12,677

Deferred tax assets are analyzed as:
Current	17,940	40,119
Non-Current	28,155	40,968

	46,095	81,087

Deferred tax liabilities are analyzed as:
Current	—	—
Non-current	11,937	12,677

	11,937	12,677

As of December 31, 2011, the Group had tax loss carryforwards of RMB237,362 which will expire between 2012 and 2016 if not used.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. The Group has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•	Future reversals of existing taxable temporary differences;

•	Further taxable income exclusive of reversing temporary differences and carryforwards;

•	Future taxable income arising from implementing tax planning strategies.

The Group has also considered specific known trend of profits expected to be reflected for a company operating in the hotel industry. The Group believes it is more-likely-than-not that the Group will realize the benefits of these deductible differences, net of the existing valuation allowances as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced.

In accordance with the New EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. The Group intends to permanently reinvest the undistributed earnings of the Group’s PRC subsidiaries, therefore, no provision for PRC dividend withholding tax was provided.